17. SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

The Company’s chief operating decision maker (“CODM”) has been identified as the CEO, who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. The Company measures segment income as income from operations less provision for credit losses, interest expenses, interest expenses of related parties, and property and management cost. The reportable segments are components of the Company, which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

The Company operated three segments: the internet-based business segment, the hotel segment and the office leasing segment.

Discontinued operations have been excluded from the segment information for periods presented.

 Year ended December 31, 2018

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	1,199,990	137,020	75,006	—	1,412,016
Property and management cost	—	103,865	13,141	—	117,006
Marketing expense	(178,650)	—	—	—	(178,650)
Provision for credit losses	354,711	—	—	—	354,711
Interest expense, related parties	153,827	—	2,948	—	156,775
Interest expense	33,360	39,846	—	—	73,206
Product development expense	80,057	—	—	—	80,057

Segment Income before taxes	756,685	(6,691)	58,917	—	808,911
General and administrative	—	—	—	193,187	193,187
Selling and marketing	—	—	—	237,128	237,128
Income (loss) from continuing operations before income taxes	756,685	(6,691)	58,917	(430,315)	378,596

Year ended December 31, 2017

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	831,630	133,747	58,474	—	1,023,851
Property and management cost	—	98,248	13,782	—	112,030
Marketing expense	51,284	—	—		51,284
Reversal of provision for credit losses	(13,443)	—	—	—	(13,443)
Interest expense, related parties	157,295	—	4,746	—	162,041
Interest expense	272,171	35,020	—	—	307,191
Product development expense	82,375	—	—	—	82,375

Segment Income before taxes	281,948	479	39,946	—	322,373
General and administrative	—	—	—	204,077	204,077
Selling and marketing	—	—	—	129,892	129,892
Income (loss) from continuing operations before income taxes	281,948	479	39,946	(333,969)	(11,596)

Year ended December 31, 2016

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	706,160	109,708	60,057	—	875,925
Property and management cost	—	95,974	13,594	—	109,568
Provision for credit losses	116,032	—	—	—	116,032
Interest expense-related parties	37,816	1,619	1,904	—	41,339
Interest expense	221,934	40,350	478	—	262,762
Product development expense	62,647	—	—	—	62,647

Segment Income (loss) before taxes	267,731	(28,235)	44,081	—	283,577
General and administrative	—	—	—	198,787	198,787
Selling and marketing	—	—	—	89,620	89,620
Income (loss) from continuing operations before income taxes	267,731	(28,235)	44,081	(288,407)	(4,830)

The assets of the office leasing segment as of December 31, 2018 and 2017 amounted to RMB1,148 million and RMB1,307 million, respectively. The assets of the hotel business segment as of December 31, 2018 and 2017 amounted to RMB988 million and RMB1,033 million, respectively. The assets of the internet-based business segment as of December 31, 2018 and 2017 amounted to RMB2,755 million and RMB4,321 million, respectively. The remaining balances of assets as of December 31, 2018 and 2017 were RMB53 million and RMB92 million.